INCOME TAXES - Reconciliation of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income before income taxes	$ 5,444	$ 5,906	$ 3,298
Expected income tax expense	817	886	495
Other	(5)	16	(18)
Income Tax Expense	$ 1,138	$ 922	$ 842
Percentage
Canadian federal statutory income tax rate	15.00%	15.00%	15.00%
Other	(0.10%)	0.30%	(0.50%)
Income Tax Expense	20.90%	15.70%	25.70%
Canada
Amount
Income tax differential related to regulated operations	$ (24)	$ (68)	$ (108)
Non-taxable capital (gain) loss	(20)	12	113
Changes in valuation allowances	0	3	114
Effect of cross-border taxes	(25)	(23)	(27)
Canadian provincial taxes	$ 143	$ 103	$ 22
Percentage
Income tax differential related to regulated operations	(0.40%)	(1.20%)	(3.30%)
Non-taxable capital (gain) loss	(0.40%)	0.20%	3.40%
Changes in valuation allowances	0.00%	0.10%	3.50%
Effect of cross-border taxes	(0.50%)	(0.40%)	(0.80%)
Canadian provincial taxes	2.60%	1.70%	0.70%
United States
Amount
Rate differential	$ 177	$ 168	$ 136
State and local income taxes, net of federal effect	(28)	123	76
Income from non-controlling interests	(125)	(121)	(31)
Other	$ (16)	$ (12)	$ (8)
Percentage
Rate differential	3.30%	2.80%	4.10%
State and local income taxes, net of federal effect	(0.50%)	2.10%	2.30%
Income from non-controlling interests	(2.30%)	(2.00%)	(0.90%)
Other	(0.30%)	(0.20%)	(0.20%)
Mexico
Amount
Income tax differential related to regulated operations	$ (45)	$ (109)	$ (79)
Rate differential	57	234	94
Withholding tax	41	35	12
Other	8	2	2
Mexico foreign exchange exposure	213	(246)	163
Income from equity investments	$ (28)	$ (84)	$ (23)
Percentage
Income tax differential related to regulated operations	(0.80%)	(1.80%)	(2.40%)
Rate differential	1.00%	4.00%	2.90%
Withholding tax	0.80%	0.60%	0.40%
Other	0.10%	0.00%	0.10%
Mexico foreign exchange exposure	3.90%	(4.20%)	4.90%
Income from equity investments	(0.50%)	(1.40%)	(0.70%)
Other foreign jurisdictions
Amount
Rate differential	$ (2)	$ 3	$ (91)
Percentage
Rate differential	0.00%	0.10%	(2.80%)